SUPPLEMENTAL CASH FLOW INFORMATION - Changes in liabilities (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	Rp 68,578	Rp 64,722
Cash flows	(15,370)	(1,353)
Foreign exchange movement	112	(18)
New leases	10,006	6,597
Other changes	(472)	(1,370)
Balance at end of period	62,854	68,578
Short-term bank loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	6,682	9,934
Cash flows	1,510	(3,252)
Foreign exchange movement	(1)
Balance at end of period	8,191	6,682
Two-step loans.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	355	568
Cash flows	(144)	(182)
Foreign exchange movement	(2)	(31)
Balance at end of period	209	355
Bonds and notes payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	6,993	7,469
Cash flows	(2,200)	(478)
Other changes		2
Balance at end of period	4,793	6,993
Long-term bank loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	36,056	28,229
Cash flows	(6,218)	7,827
Foreign exchange movement	55	13
Other changes	(20)	(13)
Balance at end of period	29,873	36,056
Other borrowings.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	2,605	3,645
Cash flows	(1,294)	(1,043)
Other changes	3	3
Balance at end of period	1,314	2,605
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	15,887	14,877
Cash flows	(7,024)	(4,225)
Foreign exchange movement	60
New leases	10,006	6,597
Other changes	(455)	(1,362)
Balance at end of period	Rp 18,474	Rp 15,887